NORTHERN LIGHTS FUND TRUST

May 8, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust –    Beech Hill Total Return Fund

               BTS Bond Asset Allocation Fund

FX Strategy Fund

Investment Partners Opportunities

Post Effective Amendment No. 375 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Beech Hill Total Return Fund, BTS Bond Asset Allocation Fund, FX Strategy Fund and Investment Partners Opportunities Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 365 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2012 (SEC Accession No 0000910472-12-001274).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.